Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 122,644	£ 124,078	£ 136,109
Current assets	14,351	13,612	16,568
Non-current liabilities	55,403	59,257	64,718
Borrowings	36,361	39,927	43,395
Current liabilities	18,418	15,478	18,534
Borrowings	8,649	4,041	£ 7,066
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	236	236
Current assets	4,707	7,070
Non-current liabilities	9	1,580
Borrowings		1,571
Other non-current liabilities	9	9
Current liabilities	1,621	52
Borrowings	1,579	9
Other current liabilities	42	43
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	18,795	18,991
Current assets	2,419	3,404
Non-current liabilities	17,688	17,867
Borrowings	17,677	17,867
Other non-current liabilities	11
Current liabilities	3,419	4,444
Borrowings	3,389	4,329
Other current liabilities	30	115
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	9,655	10,332
Current assets	30,953	30,601
Non-current liabilities	12,070	15,326
Borrowings	11,975	15,243
Other non-current liabilities	95	83
Current liabilities	26,835	24,038
Borrowings	26,454	23,478
Other current liabilities	381	560
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,448	1,509
Current assets	18	22
Non-current liabilities	1,448	1,509
Borrowings	1,448	1,509
Current liabilities	18	22
Borrowings	18	22
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	362	402
Current assets	997	268
Non-current liabilities	8,788	8,885
Borrowings	8,724	8,823
Other non-current liabilities	64	62
Current liabilities	722	972
Borrowings	199	200
Other current liabilities	523	772
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	70	26
Current assets	20	15
Non-current liabilities	18	6
Other non-current liabilities	18	6
Current liabilities	7	2
Borrowings	3	1
Other current liabilities	4	1
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	4,671	7,031
Amounts due to subsidiaries		3
Investment in subsidiaries	27,234	27,234
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	15,570	16,088
Amounts due to subsidiaries	2,228	3,139
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	38,172	38,761
Amounts due to subsidiaries	18,376	19,550
Investment in subsidiaries	718	718
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	1,322	620
Amounts due to subsidiaries	55	62
Investment in subsidiaries	23,189	23,820
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	20	15
Amounts due to subsidiaries	2	1
Investment in subsidiaries	£ 1,516	£ 1,580